SCHEDULE OF INCOME TAX EXPENSES (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Expense
Loss before income tax	$ (1,845,894)	$ (2,521,861)	$ (4,132,517)	$ (3,129,812)
Tax calculated at tax rate of 17%		(428,716)	(702,528)	(532,068)
- different tax rates in other countries		(60,181)	(7,207)	(41,874)
- deferred tax assets not recognized		494,975	462,910	327,624
- expenses not deductible for tax purposes		36,625	247,290	268,077
- income not subject to tax		(42,703)	(465)	(20,119)
- Under provision of prior year tax			653
Income tax expenses			$ 653	$ 1,640